Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2021 £ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2020 $ / shares shares
Ordinary shares, par value | (per share)	£ 0.001	$ 0.001	£ 0.001	$ 0.001
Ordinary shares, shares authorized	40,603,489	40,603,489	4,389,920	4,389,920
Ordinary shares, shares issued	40,603,489	40,603,489	4,389,920	4,389,920
Ordinary shares, shares outstanding	40,603,489	40,603,489	4,389,920	4,389,920
Deferred shares, par value | £ / shares	£ 92,451.851		£ 0.001
Deferred shares, shares authorized	1	1
Deferred shares, shares issued	1	1	30,521	30,521
Deferred shares, shares outstanding	1	1	30,521	30,521
Convertible Preferred Shares
Convertible preferred shares, par value | £ / shares	£ 0.001		£ 0.001
Convertible preferred shares, shares authorized	0	0	104,854,673	104,854,673
Convertible preferred shares, shares issued	0	0	104,854,673	104,854,673
Convertible preferred shares, shares outstanding	0	0	104,854,673	104,854,673